EQUITY (Details Narrative) - USD ($)		Sep. 21, 2023	Jun. 30, 2025	Jun. 23, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Stock issued		$ 1,250,625
Authorized share capital				$ 100,000
Ordinary shares issued				232,500,000,000
Ordinary shares par value				$ 0.000000430108
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	[1]		7,985,644		7,985,644
Common stock, shares authorized	[1]		232,480,000,000		232,480,000,000
Common stock, par value	[1]		$ 0.000000430108		$ 0.000000430108
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	[1]		16,514,981		16,514,981
Common stock, shares authorized	[1]		20,000,000		20,000,000
Common stock, par value	[1]		$ 0.000000430108		$ 0.000000430108
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares outstanding			23,250,000

[1]	Retroactively restated for the effect of re-classification and re-designation of the authorized share capital (see Note 11).